UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

January
Date of reporting period:
July 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Capital Allocation Moderate Conservative Portfolio
Class A / NLGAX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 22	0.44% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 333,821,483
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	14.7%
Columbia Quality Income Fund, Institutional 3 Class	12.3%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.7%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.5%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Capital Allocation Moderate Conservative Portfolio | Class A

|

SSR127_01_(09/25)

Columbia Capital Allocation Moderate Conservative Portfolio
Class C / NIICX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 60	1.19% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 333,821,483
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	14.7%
Columbia Quality Income Fund, Institutional 3 Class	12.3%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.7%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.5%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Capital Allocation Moderate Conservative Portfolio | Class C

|

SSR127_04_(09/25)

Columbia Capital Allocation Moderate Conservative Portfolio
Institutional Class / NIPAX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.19% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 333,821,483
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	14.7%
Columbia Quality Income Fund, Institutional 3 Class	12.3%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.7%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.5%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Capital Allocation Moderate Conservative Portfolio | Institutional Class

|

SSR127_08_(09/25)

Columbia Capital Allocation Moderate Conservative Portfolio
Class R / CLIRX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 35	0.69% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 333,821,483
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	14.7%
Columbia Quality Income Fund, Institutional 3 Class	12.3%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.7%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.5%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Capital Allocation Moderate Conservative Portfolio | Class R

|

SSR127_12_(09/25)

Columbia Capital Allocation Moderate Aggressive Portfolio
Class A / NBIAX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 20	0.39% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,713,971,049
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	12.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.3%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.3%
Columbia Large Cap Value Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.8%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.3%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Capital Allocation Moderate Aggressive Portfolio | Class A

|

SSR126_01_(09/25)

Columbia Capital Allocation Moderate Aggressive Portfolio
Class C / NBICX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 58	1.14% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,713,971,049
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	12.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.3%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.3%
Columbia Large Cap Value Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.8%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.3%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Capital Allocation Moderate Aggressive Portfolio | Class C

|

SSR126_04_(09/25)

Columbia Capital Allocation Moderate Aggressive Portfolio
Institutional Class / NBGPX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,713,971,049
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	12.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.3%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.3%
Columbia Large Cap Value Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.8%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.3%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional Class

|

SSR126_08_(09/25)

Columbia Capital Allocation Moderate Aggressive Portfolio
Institutional 3 Class / CPHNX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 3	0.06% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,713,971,049
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	12.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.3%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.3%
Columbia Large Cap Value Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.8%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.3%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional 3 Class

|

SSR126_17_(09/25)

Columbia Capital Allocation Moderate Aggressive Portfolio
Class R / CLBRX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 33	0.64% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,713,971,049
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	12.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.3%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.3%
Columbia Large Cap Value Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.8%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.3%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Capital Allocation Moderate Aggressive Portfolio | Class R

|

SSR126_12_(09/25)

Columbia Capital Allocation Moderate Aggressive Portfolio
Class S / NBGDX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 7	0.14% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,713,971,049
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	12.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.3%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.3%
Columbia Large Cap Value Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.8%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.3%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Capital Allocation Moderate Aggressive Portfolio | Class S

|

SSR126_16_(09/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Capital Allocation Portfolios
Semi-Annual Financial Statements and Additional Information
July 31, 2025 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Capital Allocation Portfolios | 2025

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 20.2%
	Shares	Value ($)
International 4.8%
Columbia Overseas Core Fund, Institutional 3 Class(a)	591,007	7,186,649
U.S. Large Cap 14.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	173,277	6,969,218
Columbia Disciplined Core Fund, Institutional 3 Class(a)	376,477	5,891,866
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	23,923	2,010,922
Columbia Large Cap Value Fund, Institutional 3 Class(a)	73,805	1,304,141
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	264,750	5,906,582
Total		22,082,729
U.S. Small Cap 0.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	22,539	513,667
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	17,907	561,554
Total		1,075,221
Total Equity Funds (Cost $25,512,335)		30,344,599

Fixed Income Funds 68.5%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	302,289	2,953,358
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,002,601	11,158,953
Investment Grade 59.1%
Columbia Bond Fund, Institutional 3 Class(a)	985,644	29,362,338
Columbia Corporate Income Fund, Institutional 3 Class(a)	1,902,702	17,428,746
Columbia Quality Income Fund, Institutional 3 Class(a)	1,158,812	20,777,500
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,125,050	21,101,751
Total		88,670,335
Total Fixed Income Funds (Cost $113,136,469)		102,782,646

Money Market Funds 10.7%

Columbia Short-Term Cash Fund, 4.473%(a),(c)	16,040,025	16,035,213
Total Money Market Funds (Cost $16,035,697)		16,035,213
Total Investments in Securities (Cost: $154,684,501)		149,162,458
Other Assets & Liabilities, Net		841,282
Net Assets		150,003,740
At July 31, 2025, securities and/or cash totaling $865,722 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
739,298 USD	108,343,000 JPY	Barclays	09/02/2025	—	(18,446)
618,000 CHF	778,210 USD	Citi	09/02/2025	14,488	—
7,207,000 SEK	754,151 USD	Morgan Stanley	09/02/2025	16,515	—
642,000 EUR	752,546 USD	State Street	09/02/2025	18,437	—
751,004 USD	1,026,000 CAD	State Street	09/02/2025	—	(9,413)
743,115 USD	642,000 EUR	State Street	09/02/2025	—	(9,006)
1,267,000 NZD	758,211 USD	UBS	09/02/2025	11,025	—
749,467 USD	7,615,000 NOK	Wells Fargo	09/02/2025	—	(12,781)
Total				60,465	(49,646)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2025 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	10	08/2025	EUR	1,441,630	45,570	—
MSCI Emerging Markets Index	75	09/2025	USD	4,643,625	33,308	—
Russell 2000 Index E-mini	5	09/2025	USD	555,050	25,375	—
S&P 500 Index E-mini	25	09/2025	USD	7,967,813	16,656	—
S&P/TSX 60 Index	13	09/2025	CAD	4,215,380	80,345	—
U.S. Treasury 10-Year Note	55	09/2025	USD	6,108,438	75,986	—
U.S. Treasury 10-Year Note	6	09/2025	USD	666,375	—	(106)
U.S. Treasury Ultra Bond	13	09/2025	USD	1,525,063	1,847	—
Total					279,087	(106)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(24)	09/2025	EUR	(1,281,600)	5,316	—
FTSE 100 Index	(13)	09/2025	GBP	(1,186,120)	—	(38,398)
FTSE/MIB Index	(8)	09/2025	EUR	(1,644,400)	—	(56,622)
MSCI EAFE Index	(23)	09/2025	USD	(3,005,410)	22,674	—
Total					27,990	(95,020)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.580%	Total return on Russell 1000 Value Index	Monthly	Goldman Sachs International	07/31/2026	USD	1,508,800	12,408	—	—	—	12,408	—
Total return on Russell 1000 Growth Index	SOFR plus 0.780%	Monthly	Goldman Sachs International	07/31/2026	USD	1,508,864	1,372	—	—	—	1,372	—
Total							13,780	—	—	—	13,780	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.320%
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	30,336,055	871,119	(2,901,891)	1,057,055	29,362,338	—	(509,646)	635,695	985,644
Columbia Contrarian Core Fund, Institutional 3 Class
	7,103,458	213,451	(724,297)	376,606	6,969,218	—	91,703	—	173,277
Columbia Corporate Income Fund, Institutional 3 Class
	17,822,544	511,463	(1,339,325)	434,064	17,428,746	—	(223,527)	416,076	1,902,702
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Disciplined Core Fund, Institutional 3 Class
	5,972,565	192,263	(413,532)	140,570	5,891,866	—	28,701	—	376,477
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,985,423	108,864	(256,046)	115,117	2,953,358	—	(45,282)	74,380	302,289
Columbia High Yield Bond Fund, Institutional 3 Class
	11,351,611	403,275	(775,452)	179,519	11,158,953	—	(70,621)	329,935	1,002,601
Columbia Large Cap Growth Fund, Institutional 3 Class
	1,618,000	351,885	(86,911)	127,948	2,010,922	—	18,161	—	23,923
Columbia Large Cap Value Fund, Institutional 3 Class
	1,269,576	8,494	—	26,071	1,304,141	—	—	8,493	73,805
Columbia Overseas Core Fund, Institutional 3 Class
	7,556,514	89,865	(1,470,090)	1,010,360	7,186,649	—	176,527	8,927	591,007
Columbia Quality Income Fund, Institutional 3 Class
	21,580,422	666,583	(2,471,488)	1,001,983	20,777,500	—	(458,995)	450,035	1,158,812
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,006,193	316,298	(481,178)	65,269	5,906,582	110,903	68,245	9,281	264,750
Columbia Select Small Cap Value Fund, Institutional 3 Class
	477,435	82,768	(28,817)	(17,719)	513,667	—	(797)	—	22,539
Columbia Short-Term Cash Fund, 4.473%
	16,168,270	4,454,371	(4,583,712)	(3,716)	16,035,213	—	519	341,189	16,040,025
Columbia Small Cap Growth Fund, Institutional 3 Class
	501,090	72,099	(37,375)	25,740	561,554	—	(9,357)	—	17,907
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	21,979,226	611,281	(1,956,032)	467,276	21,101,751	—	(268,567)	387,586	2,125,050
Total	152,728,382			5,006,143	149,162,458	110,903	(1,202,936)	2,661,597

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Currency Legend
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2025 (Unaudited)
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	30,344,599	—	—	30,344,599
Fixed Income Funds	102,782,646	—	—	102,782,646
Money Market Funds	16,035,213	—	—	16,035,213
Total Investments in Securities	149,162,458	—	—	149,162,458
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	60,465	—	60,465
Futures Contracts	307,077	—	—	307,077
Swap Contracts	—	13,780	—	13,780
Liability
Forward Foreign Currency Exchange Contracts	—	(49,646)	—	(49,646)
Futures Contracts	(95,126)	—	—	(95,126)
Total	149,374,409	24,599	—	149,399,008
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 35.5%
	Shares	Value ($)
International 8.7%
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,401,221	29,198,842
U.S. Large Cap 25.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	628,584	25,281,645
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,592,035	24,915,353
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	59,895	5,034,789
Columbia Large Cap Value Fund, Institutional 3 Class(a)	260,236	4,598,368
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,119,177	24,968,841
Total		84,798,996
U.S. Small Cap 1.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	95,916	2,185,932
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	74,058	2,322,446
Total		4,508,378
Total Equity Funds (Cost $98,532,576)		118,506,216

Fixed Income Funds 59.0%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	510,775	4,990,269
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 8.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,386,130	26,557,630
Investment Grade 49.5%
Columbia Bond Fund, Institutional 3 Class(a)	1,650,656	49,173,039
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,847,208	35,240,422
Columbia Quality Income Fund, Institutional 3 Class(a)	2,294,972	41,148,856
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,006,790	39,787,426
Total		165,349,743
Total Fixed Income Funds (Cost $220,851,797)		196,897,642

Money Market Funds 4.9%

Columbia Short-Term Cash Fund, 4.473%(a),(c)	16,307,463	16,302,571
Total Money Market Funds (Cost $16,303,437)		16,302,571
Total Investments in Securities (Cost: $335,687,810)		331,706,429
Other Assets & Liabilities, Net		2,115,054
Net Assets		333,821,483
At July 31, 2025, securities and/or cash totaling $2,047,013 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,040,103 USD	298,974,000 JPY	Barclays	09/02/2025	—	(50,903)
1,707,000 CHF	2,149,522 USD	Citi	09/02/2025	40,018	—
19,888,000 SEK	2,081,111 USD	Morgan Stanley	09/02/2025	45,575	—
1,776,000 EUR	2,081,809 USD	State Street	09/02/2025	51,003	—
2,077,338 USD	2,838,000 CAD	State Street	09/02/2025	—	(26,036)
2,055,720 USD	1,776,000 EUR	State Street	09/02/2025	—	(24,914)
3,497,000 NZD	2,092,710 USD	UBS	09/02/2025	30,430	—
2,068,293 USD	21,015,000 NOK	Wells Fargo	09/02/2025	—	(35,273)
Total				167,026	(137,126)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2025 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	24	08/2025	EUR	3,459,912	109,367	—
MSCI Emerging Markets Index	269	09/2025	USD	16,655,135	80,306	—
Russell 2000 Index E-mini	9	09/2025	USD	999,090	30,383	—
S&P 500 Index E-mini	43	09/2025	USD	13,704,638	67,658	—
S&P/TSX 60 Index	31	09/2025	CAD	10,052,060	191,592	—
U.S. Treasury 10-Year Note	95	09/2025	USD	10,550,938	131,248	—
Total					610,554	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(61)	09/2025	EUR	(3,257,400)	13,513	—
FTSE 100 Index	(32)	09/2025	GBP	(2,919,680)	—	(94,519)
FTSE/MIB Index	(21)	09/2025	EUR	(4,316,550)	—	(148,633)
MSCI EAFE Index	(64)	09/2025	USD	(8,362,880)	39,670	—
Total					53,183	(243,152)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.580%	Total return on Russell 1000 Value Index	Monthly	Goldman Sachs International	07/31/2026	USD	4,200,570	34,544	—	—	—	34,544	—
Total return on Russell 1000 Growth Index	SOFR plus 0.780%	Monthly	Goldman Sachs International	07/31/2026	USD	4,200,970	3,820	—	—	—	3,820	—
Total							38,364	—	—	—	38,364	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.320%
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	50,023,730	1,130,997	(3,506,635)	1,524,947	49,173,039	—	(611,187)	1,055,274	1,650,656
Columbia Contrarian Core Fund, Institutional 3 Class
	25,304,797	408,891	(1,629,953)	1,197,910	25,281,645	—	460,841	—	628,584
Columbia Corporate Income Fund, Institutional 3 Class
	35,511,187	881,803	(1,908,540)	755,972	35,240,422	—	(333,342)	833,263	3,847,208
Columbia Disciplined Core Fund, Institutional 3 Class
	24,688,293	552,797	(839,663)	513,926	24,915,353	—	185,812	—	1,592,035
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	4,935,428	138,717	(218,909)	135,033	4,990,269	—	(17,098)	124,603	510,775
Columbia High Yield Bond Fund, Institutional 3 Class
	26,631,427	847,272	(1,286,944)	365,875	26,557,630	—	(110,156)	778,352	2,386,130
Columbia Large Cap Growth Fund, Institutional 3 Class
	5,034,889	705,290	(864,967)	159,577	5,034,789	—	230,755	—	59,895
Columbia Large Cap Value Fund, Institutional 3 Class
	3,500,632	1,026,417	—	71,319	4,598,368	—	—	23,417	260,236
Columbia Overseas Core Fund, Institutional 3 Class
	30,013,316	70,346	(4,886,126)	4,001,306	29,198,842	—	741,574	35,601	2,401,221
Columbia Quality Income Fund, Institutional 3 Class
	42,060,505	939,720	(3,547,711)	1,696,342	41,148,856	—	(621,759)	884,325	2,294,972
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	24,785,503	1,070,159	(1,055,392)	168,571	24,968,841	465,127	383,592	38,923	1,119,177
Columbia Select Small Cap Value Fund, Institutional 3 Class
	2,202,333	112,816	(35,265)	(93,952)	2,185,932	—	(2,813)	—	95,916
Columbia Short-Term Cash Fund, 4.473%
	17,094,487	9,974,656	(10,763,490)	(3,082)	16,302,571	—	(217)	341,338	16,307,463
Columbia Small Cap Growth Fund, Institutional 3 Class
	2,286,101	95,047	(136,731)	78,029	2,322,446	—	(28,949)	—	74,058
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	40,692,100	817,835	(2,285,260)	562,751	39,787,426	—	(187,119)	724,493	4,006,790
Total	334,764,728			11,134,524	331,706,429	465,127	89,934	4,839,589

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Currency Legend
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2025 (Unaudited)
Fair value measurements   (continued)
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	118,506,216	—	—	118,506,216
Fixed Income Funds	196,897,642	—	—	196,897,642
Money Market Funds	16,302,571	—	—	16,302,571
Total Investments in Securities	331,706,429	—	—	331,706,429
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	167,026	—	167,026
Futures Contracts	663,737	—	—	663,737
Swap Contracts	—	38,364	—	38,364
Liability
Forward Foreign Currency Exchange Contracts	—	(137,126)	—	(137,126)
Futures Contracts	(243,152)	—	—	(243,152)
Total	332,127,014	68,264	—	332,195,278
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 50.1%
	Shares	Value ($)
International 12.8%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,347,148	20,530,533
Columbia Overseas Core Fund, Institutional 3 Class(a)	9,200,298	111,875,630
Total		132,406,163
U.S. Large Cap 35.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,299,533	92,487,207
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,152,104	96,845,833
Columbia Large Cap Value Fund, Institutional 3 Class(a)	4,665,412	82,437,835
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,145,758	92,491,864
Total		364,262,739
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	433,842	9,887,255
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	333,730	10,465,762
Total		20,353,017
Total Equity Funds (Cost $426,275,805)		517,021,919

Fixed Income Funds 47.7%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,593,737	15,570,808
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	9,736,692	108,369,388
Investment Grade 35.7%
Columbia Bond Fund, Institutional 3 Class(a)	4,118,678	122,695,417
Columbia Corporate Income Fund, Institutional 3 Class(a)	8,809,394	80,694,052
Columbia Quality Income Fund, Institutional 3 Class(a)	5,553,819	99,579,974
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,538,917	64,931,446
Total		367,900,889
Total Fixed Income Funds (Cost $554,973,008)		491,841,085

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 4.473%(a),(c)	14,346,924	14,342,620
Total Money Market Funds (Cost $14,342,708)		14,342,620
Total Investments in Securities (Cost: $995,591,521)		1,023,205,624
Other Assets & Liabilities, Net		8,181,489
Net Assets		1,031,387,113
At July 31, 2025, securities and/or cash totaling $7,771,763 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,498,481 USD	1,098,891,000 JPY	Barclays	09/02/2025	—	(187,091)
6,273,000 CHF	7,899,210 USD	Citi	09/02/2025	147,061	—
73,101,000 SEK	7,649,401 USD	Morgan Stanley	09/02/2025	167,516	—
6,547,000 EUR	7,674,326 USD	State Street	09/02/2025	188,017	—
7,658,628 USD	10,463,000 CAD	State Street	09/02/2025	—	(95,990)
7,578,152 USD	6,547,000 EUR	State Street	09/02/2025	—	(91,844)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
12,851,000 NZD	7,690,424 USD	UBS	09/02/2025	111,825	—
7,601,951 USD	77,240,000 NOK	Wells Fargo	09/02/2025	—	(129,644)
Total				614,419	(504,569)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	89	08/2025	EUR	12,830,507	405,571	—
MSCI Emerging Markets Index	807	09/2025	USD	49,965,405	325,198	—
Russell 2000 Index E-mini	20	09/2025	USD	2,220,200	55,624	—
S&P 500 Index E-mini	137	09/2025	USD	43,663,613	767,440	—
S&P/TSX 60 Index	110	09/2025	CAD	35,668,600	679,843	—
U.S. Treasury 10-Year Note	48	09/2025	USD	5,331,000	28,421	—
Total					2,262,097	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(213)	09/2025	EUR	(11,374,200)	47,184	—
FTSE 100 Index	(110)	09/2025	GBP	(10,036,400)	—	(324,910)
FTSE/MIB Index	(66)	09/2025	EUR	(13,566,300)	—	(467,133)
MSCI EAFE Index	(134)	09/2025	USD	(17,509,780)	312,285	—
Total					359,469	(792,043)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.580%	Total return on Russell 1000 Value Index	Monthly	Goldman Sachs International	07/31/2026	USD	15,575,279	128,086	—	—	—	128,086	—
Total return on Russell 1000 Growth Index	SOFR plus 0.780%	Monthly	Goldman Sachs International	07/31/2026	USD	15,574,774	14,164	—	—	—	14,164	—
Total							142,250	—	—	—	142,250	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.320%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	125,875,350	2,632,823	(9,818,015)	4,005,259	122,695,417	—	(1,719,909)	2,628,086	4,118,678
Columbia Contrarian Core Fund, Institutional 3 Class
	91,531,177	74,787	(3,921,900)	4,803,143	92,487,207	—	1,087,545	—	2,299,533
Columbia Corporate Income Fund, Institutional 3 Class
	82,335,032	1,908,309	(5,542,342)	1,993,053	80,694,052	—	(1,028,874)	1,905,858	8,809,394
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	15,708,126	387,449	(1,047,063)	522,296	15,570,808	—	(156,602)	387,333	1,593,737
Columbia Emerging Markets Fund, Institutional 3 Class
	20,847,276	3,939	(1,807,783)	1,487,101	20,530,533	—	924,085	—	1,347,148
Columbia High Yield Bond Fund, Institutional 3 Class
	110,381,470	3,178,458	(6,806,545)	1,616,005	108,369,388	—	(603,600)	3,177,072	9,736,692
Columbia Large Cap Growth Fund, Institutional 3 Class
	103,619,082	193,669	(8,990,617)	2,023,699	96,845,833	—	4,089,241	—	1,152,104
Columbia Large Cap Value Fund, Institutional 3 Class
	78,564,400	12,866,464	(8,965,465)	(27,564)	82,437,835	—	1,542,397	528,944	4,665,412
Columbia Overseas Core Fund, Institutional 3 Class
	115,351,048	137,712	(20,070,513)	16,457,383	111,875,630	—	1,747,994	137,712	9,200,298
Columbia Quality Income Fund, Institutional 3 Class
	102,260,734	2,137,761	(9,036,191)	4,217,670	99,579,974	—	(1,619,714)	2,134,012	5,553,819
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	91,315,939	1,908,287	(1,930,744)	1,198,382	92,491,864	1,680,210	700,124	140,605	4,145,758
Columbia Select Small Cap Value Fund, Institutional 3 Class
	10,348,642	16,517	—	(477,904)	9,887,255	—	—	—	433,842
Columbia Short-Term Cash Fund, 4.473%
	17,113,821	36,294,330	(39,063,978)	(1,553)	14,342,620	—	(1,376)	257,616	14,346,924
Columbia Small Cap Growth Fund, Institutional 3 Class
	10,416,354	17,510	(149,055)	180,953	10,465,762	—	(7,881)	—	333,730
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	67,081,737	1,182,937	(4,781,644)	1,448,416	64,931,446	—	(826,708)	1,178,834	6,538,917
Total	1,042,750,188			39,446,339	1,023,205,624	1,680,210	4,126,722	12,476,072

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Currency Legend
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2025 (Unaudited)
Currency Legend (continued)
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	517,021,919	—	—	517,021,919
Fixed Income Funds	491,841,085	—	—	491,841,085
Money Market Funds	14,342,620	—	—	14,342,620
Total Investments in Securities	1,023,205,624	—	—	1,023,205,624
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	614,419	—	614,419
Futures Contracts	2,621,566	—	—	2,621,566
Swap Contracts	—	142,250	—	142,250
Liability
Forward Foreign Currency Exchange Contracts	—	(504,569)	—	(504,569)
Futures Contracts	(792,043)	—	—	(792,043)
Total	1,025,035,147	252,100	—	1,025,287,247
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2025 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 65.5%
	Shares	Value ($)
International 16.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,530,810	69,049,548
Columbia Overseas Core Fund, Institutional 3 Class(a)	16,935,094	205,930,744
Total		274,980,292
U.S. Large Cap 46.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,215,129	209,752,487
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,549,826	214,338,385
Columbia Large Cap Value Fund, Institutional 3 Class(a)	10,494,331	185,434,835
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,678,694	193,621,653
Total		803,147,360
U.S. Small Cap 2.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	943,607	21,504,800
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	732,066	22,957,606
Total		44,462,406
Total Equity Funds (Cost $919,730,603)		1,122,590,058

Fixed Income Funds 32.5%

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,749,572	17,093,318
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 9.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	13,755,628	153,100,140
Investment Grade 22.5%
Columbia Bond Fund, Institutional 3 Class(a)	4,510,122	134,356,535
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,951,487	91,155,620
Columbia Quality Income Fund, Institutional 3 Class(a)	5,984,667	107,305,079
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,352,781	53,153,118
Total		385,970,352
Total Fixed Income Funds (Cost $618,739,839)		556,163,810

Money Market Funds 1.2%

Columbia Short-Term Cash Fund, 4.473%(a),(c)	20,776,600	20,770,367
Total Money Market Funds (Cost $20,770,483)		20,770,367
Total Investments in Securities (Cost: $1,559,240,925)		1,699,524,235
Other Assets & Liabilities, Net		14,446,814
Net Assets		1,713,971,049
At July 31, 2025, securities and/or cash totaling $13,662,820 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,361,555 USD	2,104,664,000 JPY	Barclays	09/02/2025	—	(358,331)
12,014,000 CHF	15,128,506 USD	Citi	09/02/2025	281,650	—
140,007,000 SEK	14,650,548 USD	Morgan Stanley	09/02/2025	320,836	—
12,599,000 EUR	14,768,418 USD	State Street	09/02/2025	361,819	—
14,738,266 USD	20,135,000 CAD	State Street	09/02/2025	—	(184,723)
14,583,342 USD	12,599,000 EUR	State Street	09/02/2025	—	(176,743)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
24,610,000 NZD	14,727,362 USD	UBS	09/02/2025	214,148	—
14,559,546 USD	147,933,000 NOK	Wells Fargo	09/02/2025	—	(248,298)
Total				1,178,453	(968,095)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	158	08/2025	EUR	22,777,754	720,003	—
MSCI Emerging Markets Index	841	09/2025	USD	52,070,515	565,944	—
Russell 2000 Index E-mini	31	09/2025	USD	3,441,310	—	(692)
S&P 500 Index E-mini	134	09/2025	USD	42,707,475	1,503,202	—
S&P/TSX 60 Index	200	09/2025	CAD	64,852,000	1,236,077	—
U.S. Treasury 10-Year Note	617	09/2025	USD	68,525,563	793,211	—
Total					4,818,437	(692)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(388)	09/2025	EUR	(20,719,200)	85,951	—
FTSE 100 Index	(199)	09/2025	GBP	(18,156,760)	—	(587,792)
FTSE/MIB Index	(115)	09/2025	EUR	(23,638,250)	—	(813,945)
MSCI EAFE Index	(384)	09/2025	USD	(50,177,280)	574,737	—
Total					660,688	(1,401,737)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.580%	Total return on Russell 1000 Value Index	Monthly	Goldman Sachs International	07/31/2026	USD	30,231,775	248,616	—	—	—	248,616	—
Total return on Russell 1000 Growth Index	SOFR plus 0.780%	Monthly	Goldman Sachs International	07/31/2026	USD	30,236,891	27,497	—	—	—	27,497	—
Total							276,113	—	—	—	276,113	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.320%
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	135,738,655	2,867,794	(8,150,950)	3,901,036	134,356,535	—	(1,420,797)	2,866,131	4,510,122
Columbia Contrarian Core Fund, Institutional 3 Class
	204,521,577	46,135	(6,327,771)	11,512,546	209,752,487	—	1,745,984	—	5,215,129
Columbia Corporate Income Fund, Institutional 3 Class
	91,946,087	2,146,380	(4,934,437)	1,997,590	91,155,620	—	(909,833)	2,145,389	9,951,487
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	17,128,107	423,697	(830,989)	372,503	17,093,318	—	28,679	423,605	1,749,572
Columbia Emerging Markets Fund, Institutional 3 Class
	68,057,909	—	(4,360,136)	5,351,775	69,049,548	—	2,596,456	—	4,530,810
Columbia High Yield Bond Fund, Institutional 3 Class
	154,583,286	4,467,918	(8,114,803)	2,163,739	153,100,140	—	(725,988)	4,467,252	13,755,628
Columbia Large Cap Growth Fund, Institutional 3 Class
	229,085,942	188,367	(19,524,388)	4,588,464	214,338,385	—	8,778,111	—	2,549,826
Columbia Large Cap Value Fund, Institutional 3 Class
	174,089,932	28,859,719	(17,882,624)	367,808	185,434,835	—	2,936,388	1,168,719	10,494,331
Columbia Overseas Core Fund, Institutional 3 Class
	205,515,840	253,261	(27,918,141)	28,079,784	205,930,744	—	4,738,486	253,261	16,935,094
Columbia Quality Income Fund, Institutional 3 Class
	107,282,920	2,284,888	(6,429,746)	4,167,017	107,305,079	—	(1,420,359)	2,283,511	5,984,667
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	189,044,773	3,829,509	(2,355,856)	3,103,227	193,621,653	3,468,828	871,063	290,281	8,678,694
Columbia Select Small Cap Value Fund, Institutional 3 Class
	22,530,555	18,705	—	(1,044,460)	21,504,800	—	—	—	943,607
Columbia Short-Term Cash Fund, 4.473%
	26,040,971	68,213,345	(73,481,451)	(2,498)	20,770,367	—	(1,936)	363,767	20,776,600
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,829,165	22,965	(283,348)	388,824	22,957,606	—	(15,998)	—	732,066
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,964,168	962,364	(2,744,670)	971,256	53,153,118	—	(472,140)	961,349	5,352,781
Total	1,702,359,887			65,918,611	1,699,524,235	3,468,828	16,728,116	15,223,265

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Currency Legend
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2025 (Unaudited)
Currency Legend (continued)
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	1,122,590,058	—	—	1,122,590,058
Fixed Income Funds	556,163,810	—	—	556,163,810
Money Market Funds	20,770,367	—	—	20,770,367
Total Investments in Securities	1,699,524,235	—	—	1,699,524,235
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,178,453	—	1,178,453
Futures Contracts	5,479,125	—	—	5,479,125
Swap Contracts	—	276,113	—	276,113
Liability
Forward Foreign Currency Exchange Contracts	—	(968,095)	—	(968,095)
Futures Contracts	(1,402,429)	—	—	(1,402,429)
Total	1,703,600,931	486,471	—	1,704,087,402
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2025 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 80.6%
	Shares	Value ($)
International 20.2%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	5,335,955	81,319,963
Columbia Overseas Core Fund, Institutional 3 Class(a)	15,583,492	189,495,263
Total		270,815,226
U.S. Large Cap 57.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,064,886	203,709,709
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,294,181	192,848,860
Columbia Large Cap Value Fund, Institutional 3 Class(a)	9,570,295	169,107,105
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,930,467	199,238,726
Total		764,904,400
U.S. Small Cap 3.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	908,344	20,701,159
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	713,161	22,364,723
Total		43,065,882
Total Equity Funds (Cost $860,123,629)		1,078,785,508

Fixed Income Funds 17.5%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	675,254	6,597,228
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 6.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,265,158	91,991,212
Investment Grade 10.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,370,059	49,189,744
Columbia Quality Income Fund, Institutional 3 Class(a)	3,436,707	61,620,148
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,425,302	24,083,244
Total		134,893,136
Total Fixed Income Funds (Cost $234,216,854)		233,481,576

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 4.473%(a),(c)	13,429,789	13,425,760
Total Money Market Funds (Cost $13,425,829)		13,425,760
Total Investments in Securities (Cost: $1,107,766,312)		1,325,692,844
Other Assets & Liabilities, Net		12,169,232
Net Assets		1,337,862,076
At July 31, 2025, securities and/or cash totaling $11,398,378 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
12,653,990 USD	1,854,423,000 JPY	Barclays	09/02/2025	—	(315,726)
10,585,000 CHF	13,329,052 USD	Citi	09/02/2025	248,150	—
123,361,000 SEK	12,908,685 USD	Morgan Stanley	09/02/2025	282,690	—
11,129,000 EUR	13,045,299 USD	State Street	09/02/2025	319,603	—
13,018,862 USD	17,786,000 CAD	State Street	09/02/2025	—	(163,172)
12,881,818 USD	11,129,000 EUR	State Street	09/02/2025	—	(156,121)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,683,000 NZD	12,975,758 USD	UBS	09/02/2025	188,678	—
12,828,439 USD	130,344,000 NOK	Wells Fargo	09/02/2025	—	(218,776)
Total				1,039,121	(853,795)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	134	08/2025	EUR	19,317,842	610,635	—
MSCI Emerging Markets Index	616	09/2025	USD	38,139,640	518,539	—
Russell 2000 Index E-mini	12	09/2025	USD	1,332,120	—	(268)
S&P 500 Index E-mini	82	09/2025	USD	26,134,425	1,401,490	—
S&P/TSX 60 Index	169	09/2025	CAD	54,799,940	1,044,485	—
U.S. Treasury 10-Year Note	426	09/2025	USD	47,312,625	588,543	—
Total					4,163,692	(268)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(328)	09/2025	EUR	(17,515,200)	72,659	—
FTSE 100 Index	(169)	09/2025	GBP	(15,419,560)	—	(499,180)
FTSE/MIB Index	(92)	09/2025	EUR	(18,910,600)	—	(651,156)
MSCI EAFE Index	(181)	09/2025	USD	(23,651,270)	463,802	—
Total					536,461	(1,150,336)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.580%	Total return on Russell 1000 Value Index	Monthly	Goldman Sachs International	07/31/2026	USD	26,970,536	221,796	—	—	—	221,796	—
Total return on Russell 1000 Growth Index	SOFR plus 0.780%	Monthly	Goldman Sachs International	07/31/2026	USD	26,976,095	24,532	—	—	—	24,532	—
Total							246,328	—	—	—	246,328	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.320%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	197,164,113	—	(4,504,019)	11,049,615	203,709,709	—	1,727,833	—	5,064,886
Columbia Corporate Income Fund, Institutional 3 Class
	48,950,438	1,210,061	(1,551,892)	581,137	49,189,744	—	(559)	1,153,039	5,370,059
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	6,566,077	165,277	(279,267)	145,141	6,597,228	—	8,675	163,371	675,254
Columbia Emerging Markets Fund, Institutional 3 Class
	78,033,027	3	(3,933,176)	7,220,109	81,319,963	—	1,963,619	—	5,335,955
Columbia High Yield Bond Fund, Institutional 3 Class
	92,507,411	2,696,093	(4,207,616)	995,324	91,991,212	—	(139,365)	2,679,726	8,265,158
Columbia Large Cap Growth Fund, Institutional 3 Class
	205,271,465	909,663	(17,151,173)	3,818,905	192,848,860	—	8,228,826	—	2,294,181
Columbia Large Cap Value Fund, Institutional 3 Class
	156,348,589	26,424,418	(14,081,545)	415,643	169,107,105	—	2,432,305	1,044,418	9,570,295
Columbia Overseas Core Fund, Institutional 3 Class
	182,595,695	230,700	(18,639,010)	25,307,878	189,495,263	—	4,245,952	230,700	15,583,492
Columbia Quality Income Fund, Institutional 3 Class
	60,854,080	1,388,587	(2,108,161)	1,485,642	61,620,148	—	74,908	1,305,925	3,436,707
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	193,792,953	3,960,401	(1,686,571)	3,171,943	199,238,726	3,549,235	908,428	297,010	8,930,467
Columbia Select Small Cap Value Fund, Institutional 3 Class
	21,620,825	82,122	(592)	(1,001,196)	20,701,159	—	268	—	908,344
Columbia Short-Term Cash Fund, 4.473%
	18,004,803	48,755,844	(53,333,168)	(1,719)	13,425,760	—	(1,313)	224,504	13,429,789
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,122,119	57,707	(117,916)	302,813	22,364,723	—	59,111	—	713,161
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	24,052,706	480,321	(667,658)	217,875	24,083,244	—	3,229	433,135	2,425,302
Total	1,307,884,301			53,709,110	1,325,692,844	3,549,235	19,511,917	7,531,828

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Currency Legend
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2025 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	1,078,785,508	—	—	1,078,785,508
Fixed Income Funds	233,481,576	—	—	233,481,576
Money Market Funds	13,425,760	—	—	13,425,760
Total Investments in Securities	1,325,692,844	—	—	1,325,692,844
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,039,121	—	1,039,121
Futures Contracts	4,700,153	—	—	4,700,153
Swap Contracts	—	246,328	—	246,328
Liability
Forward Foreign Currency Exchange Contracts	—	(853,795)	—	(853,795)
Futures Contracts	(1,150,604)	—	—	(1,150,604)
Total	1,329,242,393	431,654	—	1,329,674,047
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Assets and Liabilities
July 31, 2025 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $154,684,501, $335,687,810, $995,591,521, respectively)	$149,162,458	$331,706,429	$1,023,205,624
Margin deposits on:
Futures contracts	865,722	2,047,013	7,771,763
Unrealized appreciation on forward foreign currency exchange contracts	60,465	167,026	614,419
Unrealized appreciation on swap contracts	13,780	38,364	142,250
Receivable for:
Investments sold	27,336	205,445	301,052
Capital shares sold	5,339	179,476	110,747
Dividends	445,597	807,453	1,979,730
Foreign tax reclaims	3,762	5,943	5,034
Variation margin for futures contracts	70,412	163,972	644,722
Prepaid expenses	5,151	6,087	9,519
Total assets	150,660,022	335,327,208	1,034,784,860
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	49,646	137,126	504,569
Payable for:
Investments purchased	385,685	746,143	1,925,361
Capital shares redeemed	32,675	384,922	411,799
Variation margin for futures contracts	34,071	77,144	300,341
Management services fees	341	469	924
Distribution and/or service fees	1,096	2,580	7,904
Transfer agent fees	10,866	20,032	59,350
Compensation of chief compliance officer	15	32	100
Compensation of board members	1,466	1,691	2,552
Other expenses	33,517	40,105	40,595
Deferred compensation of board members	106,904	95,481	144,252
Total liabilities	656,282	1,505,725	3,397,747
Net assets applicable to outstanding capital stock	$150,003,740	$333,821,483	$1,031,387,113
Represented by
Paid in capital	165,631,160	343,288,540	1,007,781,305
Total distributable earnings (loss)	(15,627,420)	(9,467,057)	23,605,808
Total - representing net assets applicable to outstanding capital stock	$150,003,740	$333,821,483	$1,031,387,113
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Assets and Liabilities (continued)
July 31, 2025 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$129,334,681	$302,433,526	$942,429,935
Shares outstanding	13,649,576	29,220,764	86,696,341
Net asset value per share	$9.48	$10.35	$10.87
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.95	$10.98	$11.53
Class C
Net assets	$7,642,220	$17,423,742	$52,261,304
Shares outstanding	812,424	1,717,527	4,869,200
Net asset value per share	$9.41	$10.14	$10.73
Institutional Class
Net assets	$13,026,839	$12,384,357	$27,305,008
Shares outstanding	1,375,974	1,222,557	2,517,191
Net asset value per share	$9.47	$10.13	$10.85
Institutional 3 Class
Net assets	$—	$—	$9,390,866
Shares outstanding	—	—	881,734
Net asset value per share	$—	$—	$10.65
Class R
Net assets	$—	$1,579,858	$—
Shares outstanding	—	152,276	—
Net asset value per share	$—	$10.37	$—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Assets and Liabilities (continued)
July 31, 2025 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,559,240,925, $1,107,766,312, respectively)	$1,699,524,235	$1,325,692,844
Cash	2,131	—
Foreign currency (cost $900, $—, respectively)	889	—
Margin deposits on:
Futures contracts	13,662,820	11,398,378
Unrealized appreciation on forward foreign currency exchange contracts	1,178,453	1,039,121
Unrealized appreciation on swap contracts	276,113	246,328
Receivable for:
Investments sold	628,282	192,430
Capital shares sold	470,599	173,842
Dividends	2,309,210	1,035,344
Foreign tax reclaims	3,409	9,462
Variation margin for futures contracts	1,150,293	1,034,467
Prepaid expenses	12,300	10,237
Other assets	2,772	—
Total assets	1,719,221,506	1,340,832,453
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	968,095	853,795
Payable for:
Investments purchased	2,230,321	984,702
Capital shares redeemed	1,101,012	366,272
Variation margin for futures contracts	515,549	449,997
Management services fees	1,488	1,121
Distribution and/or service fees	12,213	9,678
Transfer agent fees	99,427	81,994
Compensation of chief compliance officer	162	124
Compensation of board members	3,315	2,811
Other expenses	55,844	48,080
Deferred compensation of board members	263,031	171,803
Total liabilities	5,250,457	2,970,377
Net assets applicable to outstanding capital stock	$1,713,971,049	$1,337,862,076
Represented by
Paid in capital	1,558,786,548	1,091,569,575
Total distributable earnings (loss)	155,184,501	246,292,501
Total - representing net assets applicable to outstanding capital stock	$1,713,971,049	$1,337,862,076
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Assets and Liabilities (continued)
July 31, 2025 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,517,927,596	$1,154,529,251
Shares outstanding	124,311,662	84,409,201
Net asset value per share	$12.21	$13.68
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.95	$14.51
Class C
Net assets	$62,319,248	$62,496,722
Shares outstanding	5,088,882	4,785,231
Net asset value per share	$12.25	$13.06
Institutional Class
Net assets	$109,005,162	$87,425,611
Shares outstanding	8,956,799	6,429,524
Net asset value per share	$12.17	$13.60
Institutional 3 Class
Net assets	$10,554,258	$31,417,370
Shares outstanding	888,680	2,379,360
Net asset value per share	$11.88	$13.20
Class R
Net assets	$5,281,541	$1,993,122
Shares outstanding	433,030	147,996
Net asset value per share	$12.20	$13.47
Class S
Net assets	$8,883,244	$—
Shares outstanding	729,992	—
Net asset value per share	$12.17	$—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Operations
Six Months Ended July 31, 2025 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$2,661,597	$4,839,589	$12,476,072
Other Income	10,640	25,038	95,339
Foreign taxes withheld	(1,791)	—	—
Total income	2,670,446	4,864,627	12,571,411
Expenses:
Management services fees	60,699	82,899	159,054
Distribution and/or service fees
Class A	161,788	370,418	1,145,887
Class C	38,197	89,309	258,343
Class R	—	3,959	—
Transfer agent fees
Class A	55,778	107,826	316,077
Class C	3,291	6,501	17,817
Institutional Class	5,213	4,497	9,467
Institutional 3 Class	—	—	389
Class R	—	576	—
Custodian fees	11,628	11,331	12,984
Printing and postage fees	9,795	13,723	30,407
Registration fees	29,130	37,927	44,000
Accounting services fees	14,074	14,074	14,074
Legal fees	7,771	8,969	13,508
Interest on collateral	170	454	—
Compensation of chief compliance officer	12	28	84
Compensation of board members	6,425	7,416	11,184
Deferred compensation of board members	5,966	6,228	9,431
Other	5,451	6,747	10,953
Total expenses	415,388	772,882	2,053,659
Net investment income	2,255,058	4,091,745	10,517,752
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	300	500	2,449
Investments — affiliated issuers	(1,202,936)	89,934	4,126,722
Capital gain distributions from underlying affiliated funds	110,903	465,127	1,680,210
Foreign currency translations	61,749	148,809	532,328
Forward foreign currency exchange contracts	(54,810)	(150,942)	(549,392)
Futures contracts	(342,900)	(684,688)	(1,672,462)
Swap contracts	(140,011)	(384,308)	(1,406,361)
Net realized gain (loss)	(1,567,705)	(515,568)	2,713,494
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	5,006,143	11,134,524	39,446,339
Foreign currency translations	446	627	577
Forward foreign currency exchange contracts	11,504	31,145	114,220
Futures contracts	357,496	732,643	3,111,233
Swap contracts	13,780	38,364	142,250
Net change in unrealized appreciation (depreciation)	5,389,369	11,937,303	42,814,619
Net realized and unrealized gain	3,821,664	11,421,735	45,528,113
Net increase in net assets resulting from operations	$6,076,722	$15,513,480	$56,045,865
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Operations (continued)
Six Months Ended July 31, 2025 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$15,223,265	$7,531,828
Other Income	160,818	129,537
Total income	15,384,083	7,661,365
Expenses:
Management services fees	253,973	189,798
Distribution and/or service fees
Class A	1,818,522	1,363,208
Class C	306,949	300,129
Class R	12,282	4,558
Transfer agent fees
Class A	621,545	430,086
Class C	26,230	23,675
Institutional Class	43,824	31,817
Institutional 3 Class	312	897
Class R	2,098	719
Class S	3,655	—
Custodian fees	13,836	12,264
Printing and postage fees	40,180	29,552
Registration fees	56,870	56,481
Accounting services fees	14,074	14,074
Legal fees	17,732	15,160
Compensation of chief compliance officer	137	105
Compensation of board members	14,689	12,558
Deferred compensation of board members	14,290	11,083
Other	23,484	12,796
Total expenses	3,284,682	2,508,960
Net investment income	12,099,401	5,152,405
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,760	1,203
Investments — affiliated issuers	16,728,116	19,511,917
Capital gain distributions from underlying affiliated funds	3,468,828	3,549,235
Foreign currency translations	948,826	797,061
Forward foreign currency exchange contracts	(1,064,249)	(937,446)
Futures contracts	(3,132,958)	(2,282,327)
Swap contracts	(2,665,906)	(2,333,022)
Net realized gain	14,285,417	18,306,621
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	65,918,611	53,709,110
Foreign currency translations	387	860
Forward foreign currency exchange contracts	216,382	188,800
Futures contracts	6,114,265	5,120,423
Swap contracts	276,113	246,328
Net change in unrealized appreciation (depreciation)	72,525,758	59,265,521
Net realized and unrealized gain	86,811,175	77,572,142
Net increase in net assets resulting from operations	$98,910,576	$82,724,547
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Operations
Net investment income	$2,255,058	$5,383,184	$4,091,745	$10,340,712
Net realized gain (loss)	(1,567,705)	(317,819)	(515,568)	8,612,400
Net change in unrealized appreciation (depreciation)	5,389,369	4,782,454	11,937,303	11,290,413
Net increase in net assets resulting from operations	6,076,722	9,847,819	15,513,480	30,243,525
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,107,069)	(4,554,649)	(6,149,486)	(8,998,926)
Advisor Class	—	(175,761)	—	(74,748)
Class C	(95,429)	(227,573)	(305,475)	(437,294)
Institutional Class	(215,026)	(297,431)	(272,855)	(379,951)
Institutional 2 Class	—	(3,320)	—	(5,390)
Institutional 3 Class	—	(20,737)	—	(5,797)
Class R	—	(453)	(30,337)	(40,263)
Total distributions to shareholders	(2,417,524)	(5,279,924)	(6,758,153)	(9,942,369)
Decrease in net assets from capital stock activity	(6,841,832)	(22,173,163)	(10,939,337)	(38,595,175)
Total decrease in net assets	(3,182,634)	(17,605,268)	(2,184,010)	(18,294,019)
Net assets at beginning of period	153,186,374	170,791,642	336,005,493	354,299,512
Net assets at end of period	$150,003,740	$153,186,374	$333,821,483	$336,005,493
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Operations
Net investment income	$10,517,752	$28,475,458	$12,099,401	$36,531,384
Net realized gain	2,713,494	45,188,004	14,285,417	100,368,791
Net change in unrealized appreciation (depreciation)	42,814,619	49,107,254	72,525,758	102,643,616
Net increase in net assets resulting from operations	56,045,865	122,770,716	98,910,576	239,543,791
Distributions to shareholders
Net investment income and net realized gains
Class A	(30,993,715)	(49,012,581)	(57,516,427)	(95,272,421)
Advisor Class	—	(336,350)	—	(774,013)
Class C	(1,548,055)	(2,555,983)	(2,142,251)	(3,717,642)
Institutional Class	(943,272)	(1,391,980)	(4,231,685)	(6,466,698)
Institutional 2 Class	—	(15,926)	—	(23,481)
Institutional 3 Class	(325,313)	(557,016)	(474,745)	(897,786)
Class R	—	(4,226)	(192,019)	(302,894)
Class S	—	—	(346,441)	(344,553)
Total distributions to shareholders	(33,810,355)	(53,874,062)	(64,903,568)	(107,799,488)
Decrease in net assets from capital stock activity	(38,389,884)	(115,162,725)	(30,363,337)	(108,341,557)
Total increase (decrease) in net assets	(16,154,374)	(46,266,071)	3,643,671	23,402,746
Net assets at beginning of period	1,047,541,487	1,093,807,558	1,710,327,378	1,686,924,632
Net assets at end of period	$1,031,387,113	$1,047,541,487	$1,713,971,049	$1,710,327,378
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Operations
Net investment income	$5,152,405	$20,973,251
Net realized gain	18,306,621	100,542,851
Net change in unrealized appreciation (depreciation)	59,265,521	89,894,863
Net increase in net assets resulting from operations	82,724,547	211,410,965
Distributions to shareholders
Net investment income and net realized gains
Class A	(45,006,152)	(55,676,149)
Advisor Class	—	(74,401)
Class C	(2,543,994)	(2,809,992)
Institutional Class	(3,367,092)	(4,146,616)
Institutional 3 Class	(1,310,914)	(1,650,460)
Class R	(77,914)	(113,994)
Total distributions to shareholders	(52,306,066)	(64,471,612)
Decrease in net assets from capital stock activity	(6,885,537)	(75,627,599)
Total increase in net assets	23,532,944	71,311,754
Net assets at beginning of period	1,314,329,132	1,243,017,378
Net assets at end of period	$1,337,862,076	$1,314,329,132
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2025 (Unaudited)		January 31, 2025		July 31, 2025 (Unaudited)		January 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	472,501	4,382,674	881,055	8,093,669	1,047,526	10,533,600	1,639,848	16,329,601
Distributions reinvested	218,714	2,033,838	478,732	4,386,735	571,871	5,806,985	853,445	8,460,718
Shares redeemed	(1,491,525)	(13,852,361)	(2,774,632)	(25,424,987)	(2,411,299)	(24,305,580)	(5,490,256)	(54,398,020)
Net decrease	(800,310)	(7,435,849)	(1,414,845)	(12,944,583)	(791,902)	(7,964,995)	(2,996,963)	(29,607,701)
Advisor Class
Shares sold	—	—	271,169	2,455,420	—	—	52,602	505,535
Distributions reinvested	—	—	14,190	128,777	—	—	7,667	74,715
Shares redeemed	—	—	(957,320)	(8,792,705)	—	—	(440,034)	(4,371,738)
Net decrease	—	—	(671,961)	(6,208,508)	—	—	(379,765)	(3,791,488)
Class C
Shares sold	89,926	822,108	141,239	1,289,430	156,810	1,538,709	248,028	2,416,800
Distributions reinvested	10,326	95,429	25,010	227,572	30,427	303,579	44,621	434,056
Shares redeemed	(154,752)	(1,426,019)	(390,026)	(3,545,728)	(342,749)	(3,386,022)	(694,413)	(6,734,160)
Net decrease	(54,500)	(508,482)	(223,777)	(2,028,726)	(155,512)	(1,543,734)	(401,764)	(3,883,304)
Institutional Class
Shares sold	410,525	3,826,120	722,162	6,678,467	279,571	2,762,963	800,949	7,871,230
Distributions reinvested	16,064	149,353	23,930	219,079	24,839	246,616	35,337	343,052
Shares redeemed	(307,407)	(2,872,974)	(401,060)	(3,665,764)	(437,618)	(4,308,313)	(788,741)	(7,652,031)
Net increase (decrease)	119,182	1,102,499	345,032	3,231,782	(133,208)	(1,298,734)	47,545	562,251
Institutional 2 Class
Shares sold	—	—	225	2,002	—	—	1,023	9,586
Distributions reinvested	—	—	370	3,301	—	—	549	5,235
Shares redeemed	—	—	(58,283)	(514,310)	—	—	(107,968)	(1,005,035)
Net decrease	—	—	(57,688)	(509,007)	—	—	(106,396)	(990,214)
Institutional 3 Class
Shares sold	—	—	6,871	61,343	—	—	1,048	9,682
Distributions reinvested	—	—	1,857	16,566	—	—	518	4,848
Shares redeemed	—	—	(365,519)	(3,212,794)	—	—	(131,295)	(1,216,436)
Net decrease	—	—	(356,791)	(3,134,885)	—	—	(129,729)	(1,201,906)
Class R
Shares sold	—	—	396	3,560	5,003	50,559	33,293	325,510
Distributions reinvested	—	—	44	394	2,979	30,337	4,045	40,263
Shares redeemed	—	—	(64,611)	(583,190)	(21,443)	(212,770)	(4,978)	(48,586)
Net increase (decrease)	—	—	(64,171)	(579,236)	(13,461)	(131,874)	32,360	317,187
Total net decrease	(735,628)	(6,841,832)	(2,444,201)	(22,173,163)	(1,094,083)	(10,939,337)	(3,934,712)	(38,595,175)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2025 (Unaudited)		January 31, 2025		July 31, 2025 (Unaudited)		January 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,643,028	17,319,863	3,757,584	39,614,519	2,349,541	27,805,164	4,641,712	54,793,006
Distributions reinvested	2,883,765	30,763,428	4,643,239	48,609,399	4,265,370	50,889,149	7,159,662	84,039,748
Shares redeemed	(7,369,962)	(77,871,666)	(16,934,507)	(178,068,133)	(8,684,246)	(102,503,915)	(18,050,628)	(213,172,599)
Net decrease	(2,843,169)	(29,788,375)	(8,533,684)	(89,844,215)	(2,069,335)	(23,809,602)	(6,249,254)	(74,339,845)
Advisor Class
Shares sold	—	—	471,452	4,813,874	—	—	1,011,521	11,832,717
Distributions reinvested	—	—	32,242	333,162	—	—	52,841	630,336
Shares redeemed	—	—	(1,838,304)	(19,554,258)	—	—	(2,698,542)	(33,405,426)
Net decrease	—	—	(1,334,610)	(14,407,222)	—	—	(1,634,180)	(20,942,373)
Class C
Shares sold	393,059	4,110,057	885,924	9,170,930	369,528	4,367,575	817,565	9,672,934
Distributions reinvested	144,993	1,529,957	244,380	2,528,725	177,361	2,127,665	313,976	3,696,014
Shares redeemed	(932,758)	(9,708,783)	(2,026,322)	(21,076,704)	(925,699)	(10,960,899)	(1,937,463)	(22,848,440)
Net decrease	(394,706)	(4,068,769)	(896,018)	(9,377,049)	(378,810)	(4,465,659)	(805,922)	(9,479,492)
Institutional Class
Shares sold	549,779	5,801,443	2,630,751	27,915,672	1,017,490	11,931,110	3,921,969	47,168,034
Distributions reinvested	86,823	923,189	129,541	1,352,956	291,449	3,464,500	458,269	5,361,776
Shares redeemed	(998,102)	(10,542,426)	(1,889,945)	(19,831,876)	(1,266,833)	(14,918,540)	(3,198,946)	(38,008,130)
Net increase (decrease)	(361,500)	(3,817,794)	870,347	9,436,752	42,106	477,070	1,181,292	14,521,680
Institutional 2 Class
Shares sold	—	—	3,414	33,801	—	—	7,689	88,089
Distributions reinvested	—	—	1,583	15,911	—	—	2,009	23,470
Shares redeemed	—	—	(252,402)	(2,467,330)	—	—	(517,015)	(5,904,088)
Net decrease	—	—	(247,405)	(2,417,618)	—	—	(507,317)	(5,792,529)
Institutional 3 Class
Shares sold	134,160	1,358,294	298,033	3,050,777	40,578	464,674	160,277	1,831,114
Distributions reinvested	31,093	324,656	53,630	550,139	31,537	365,725	61,208	699,499
Shares redeemed	(238,779)	(2,397,896)	(823,775)	(8,375,321)	(283,141)	(3,308,111)	(1,066,455)	(12,009,653)
Net decrease	(73,526)	(714,946)	(472,112)	(4,774,405)	(211,026)	(2,477,712)	(844,970)	(9,479,040)
Class R
Shares sold	—	—	3,471	34,834	15,080	178,643	22,098	260,963
Distributions reinvested	—	—	403	4,115	16,100	192,012	25,808	302,645
Shares redeemed	—	—	(376,735)	(3,817,917)	(14,893)	(171,900)	(1,109,145)	(12,578,863)
Net increase (decrease)	—	—	(372,861)	(3,778,968)	16,287	198,755	(1,061,239)	(12,015,255)
Class S
Shares sold	—	—	—	—	219	2,542	790,676	9,618,133
Distributions reinvested	—	—	—	—	29,149	346,441	29,499	344,553
Shares redeemed	—	—	—	—	(54,625)	(635,172)	(64,926)	(777,389)
Net increase (decrease)	—	—	—	—	(25,257)	(286,189)	755,249	9,185,297
Total net decrease	(3,672,901)	(38,389,884)	(10,986,343)	(115,162,725)	(2,626,035)	(30,363,337)	(9,166,341)	(108,341,557)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended		Year Ended
	July 31, 2025 (Unaudited)		January 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,745,185	22,878,083	3,260,411	42,671,068
Distributions reinvested	3,096,451	41,244,723	3,897,632	50,908,070
Shares redeemed	(5,418,295)	(71,025,266)	(11,480,939)	(149,884,220)
Net decrease	(576,659)	(6,902,460)	(4,322,896)	(56,305,082)
Advisor Class
Shares sold	—	—	2,244,110	27,362,637
Distributions reinvested	—	—	4,772	60,653
Shares redeemed	—	—	(4,517,949)	(60,344,819)
Net decrease	—	—	(2,269,067)	(32,921,529)
Class C
Shares sold	428,832	5,372,362	782,972	9,791,433
Distributions reinvested	199,071	2,534,168	222,329	2,790,334
Shares redeemed	(795,432)	(9,977,315)	(1,358,589)	(17,020,769)
Net decrease	(167,529)	(2,070,785)	(353,288)	(4,439,002)
Institutional Class
Shares sold	1,056,132	13,888,286	4,848,615	65,524,709
Distributions reinvested	193,379	2,560,339	239,319	3,104,125
Shares redeemed	(1,066,118)	(13,911,270)	(1,468,391)	(19,138,718)
Net increase	183,393	2,537,355	3,619,543	49,490,116
Institutional 2 Class
Shares sold	—	—	2,387	28,318
Shares redeemed	—	—	(405,024)	(4,796,146)
Net decrease	—	—	(402,637)	(4,767,828)
Institutional 3 Class
Shares sold	84,233	1,070,757	237,845	2,986,451
Distributions reinvested	100,658	1,294,464	129,176	1,627,985
Shares redeemed	(227,848)	(2,907,858)	(1,628,778)	(19,972,733)
Net decrease	(42,957)	(542,637)	(1,261,757)	(15,358,297)
Class R
Shares sold	8,687	112,184	22,312	284,367
Distributions reinvested	5,938	77,914	8,843	113,994
Shares redeemed	(7,559)	(97,108)	(944,465)	(11,724,338)
Net increase (decrease)	7,066	92,990	(913,310)	(11,325,977)
Total net decrease	(596,686)	(6,885,537)	(5,903,412)	(75,627,599)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

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Columbia Capital Allocation Portfolios  | 2025

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2025 (Unaudited)	$9.25	0.14	0.24	0.38	(0.15)	—	(0.15)
Year Ended 1/31/2025	$8.99	0.31	0.25	0.56	(0.30)	—	(0.30)
Year Ended 1/31/2024	$8.82	0.28	0.17	0.45	(0.28)	—	(0.28)
Year Ended 1/31/2023	$10.08	0.17	(1.05)	(0.88)	(0.15)	(0.23)	(0.38)
Year Ended 1/31/2022	$10.62	0.14	0.02	0.16	(0.20)	(0.50)	(0.70)
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Class C
Six Months Ended 7/31/2025 (Unaudited)	$9.18	0.10	0.25	0.35	(0.12)	—	(0.12)
Year Ended 1/31/2025	$8.93	0.24	0.24	0.48	(0.23)	—	(0.23)
Year Ended 1/31/2024	$8.76	0.21	0.18	0.39	(0.22)	—	(0.22)
Year Ended 1/31/2023	$10.02	0.10	(1.05)	(0.95)	(0.08)	(0.23)	(0.31)
Year Ended 1/31/2022	$10.55	0.06	0.03	0.09	(0.12)	(0.50)	(0.62)
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Institutional Class
Six Months Ended 7/31/2025 (Unaudited)	$9.24	0.15	0.24	0.39	(0.16)	—	(0.16)
Year Ended 1/31/2025	$8.98	0.34	0.25	0.59	(0.33)	—	(0.33)
Year Ended 1/31/2024	$8.81	0.30	0.17	0.47	(0.30)	—	(0.30)
Year Ended 1/31/2023	$10.08	0.19	(1.06)	(0.87)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.61	0.16	0.04	0.20	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Financial Highlights (continued)
Columbia Capital Allocation Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2025 (Unaudited)	$9.48	4.16%	0.54% (c)	0.54% (c)	3.04%	3%	$129,335
Year Ended 1/31/2025	$9.25	6.33%	0.55%	0.55% (d)	3.35%	7%	$133,615
Year Ended 1/31/2024	$8.99	5.28%	0.53%	0.53% (d)	3.23%	17%	$142,613
Year Ended 1/31/2023	$8.82	(8.64% )	0.53% (c)	0.53% (c),(d)	1.90%	11%	$155,991
Year Ended 1/31/2022	$10.08	1.41%	0.50% (c)	0.50% (c),(d)	1.29%	16%	$198,949
Year Ended 1/31/2021	$10.62	6.60%	0.55% (c)	0.55% (c),(d)	1.66%	63%	$203,326
Class C
Six Months Ended 7/31/2025 (Unaudited)	$9.41	3.81%	1.29% (c)	1.29% (c)	2.29%	3%	$7,642
Year Ended 1/31/2025	$9.18	5.46%	1.30%	1.30% (d)	2.59%	7%	$7,959
Year Ended 1/31/2024	$8.93	4.53%	1.28%	1.28% (d)	2.46%	17%	$9,737
Year Ended 1/31/2023	$8.76	(9.39% )	1.28% (c)	1.28% (c),(d)	1.11%	11%	$11,804
Year Ended 1/31/2022	$10.02	0.75%	1.25% (c)	1.25% (c),(d)	0.54%	16%	$18,376
Year Ended 1/31/2021	$10.55	5.73%	1.30% (c)	1.30% (c),(d)	0.90%	63%	$19,243
Institutional Class
Six Months Ended 7/31/2025 (Unaudited)	$9.47	4.29%	0.29% (c)	0.29% (c)	3.29%	3%	$13,027
Year Ended 1/31/2025	$9.24	6.60%	0.30%	0.30% (d)	3.69%	7%	$11,612
Year Ended 1/31/2024	$8.98	5.55%	0.28%	0.28% (d)	3.47%	17%	$8,189
Year Ended 1/31/2023	$8.81	(8.50% )	0.28% (c)	0.28% (c),(d)	2.11%	11%	$8,773
Year Ended 1/31/2022	$10.08	1.76%	0.25% (c)	0.25% (c),(d)	1.55%	16%	$11,759
Year Ended 1/31/2021	$10.61	6.88%	0.30% (c)	0.30% (c),(d)	1.92%	63%	$10,576
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2025 (Unaudited)	$10.08	0.13	0.35	0.48	(0.12)	(0.09)	(0.21)
Year Ended 1/31/2025	$9.51	0.30	0.56	0.86	(0.29)	—	(0.29)
Year Ended 1/31/2024	$9.23	0.27	0.38	0.65	(0.27)	(0.10)	(0.37)
Year Ended 1/31/2023	$10.77	0.17	(1.15)	(0.98)	(0.17)	(0.39)	(0.56)
Year Ended 1/31/2022	$11.29	0.16	0.36	0.52	(0.28)	(0.76)	(1.04)
Year Ended 1/31/2021	$10.97	0.17	0.72	0.89	(0.23)	(0.34)	(0.57)
Class C
Six Months Ended 7/31/2025 (Unaudited)	$9.88	0.09	0.34	0.43	(0.08)	(0.09)	(0.17)
Year Ended 1/31/2025	$9.33	0.22	0.55	0.77	(0.22)	—	(0.22)
Year Ended 1/31/2024	$9.06	0.20	0.37	0.57	(0.20)	(0.10)	(0.30)
Year Ended 1/31/2023	$10.58	0.09	(1.12)	(1.03)	(0.10)	(0.39)	(0.49)
Year Ended 1/31/2022	$11.11	0.07	0.35	0.42	(0.19)	(0.76)	(0.95)
Year Ended 1/31/2021	$10.80	0.09	0.71	0.80	(0.15)	(0.34)	(0.49)
Institutional Class
Six Months Ended 7/31/2025 (Unaudited)	$9.87	0.14	0.34	0.48	(0.13)	(0.09)	(0.22)
Year Ended 1/31/2025	$9.32	0.32	0.54	0.86	(0.31)	—	(0.31)
Year Ended 1/31/2024	$9.05	0.29	0.37	0.66	(0.29)	(0.10)	(0.39)
Year Ended 1/31/2023	$10.58	0.19	(1.13)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.11	0.19	0.35	0.54	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.80	0.19	0.72	0.91	(0.26)	(0.34)	(0.60)
Class R
Six Months Ended 7/31/2025 (Unaudited)	$10.10	0.11	0.36	0.47	(0.11)	(0.09)	(0.20)
Year Ended 1/31/2025	$9.53	0.28	0.56	0.84	(0.27)	—	(0.27)
Year Ended 1/31/2024	$9.25	0.24	0.39	0.63	(0.25)	(0.10)	(0.35)
Year Ended 1/31/2023	$10.79	0.15	(1.15)	(1.00)	(0.15)	(0.39)	(0.54)
Year Ended 1/31/2022	$11.31	0.14	0.35	0.49	(0.25)	(0.76)	(1.01)
Year Ended 1/31/2021	$10.99	0.16	0.70	0.86	(0.20)	(0.34)	(0.54)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Financial Highlights (continued)
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2025 (Unaudited)	$10.35	4.81%	0.44% (c)	0.44% (c)	2.53%	3%	$302,434
Year Ended 1/31/2025	$10.08	9.13%	0.44%	0.44% (d)	3.02%	8%	$302,446
Year Ended 1/31/2024	$9.51	7.23%	0.43%	0.43% (d)	2.95%	11%	$313,866
Year Ended 1/31/2023	$9.23	(8.89% )	0.44% (c)	0.44% (c),(d)	1.76%	9%	$337,157
Year Ended 1/31/2022	$10.77	4.48%	0.41% (c)	0.41% (c),(d)	1.42%	18%	$425,491
Year Ended 1/31/2021	$11.29	8.50%	0.49% (c)	0.49% (c),(d)	1.60%	66%	$443,656
Class C
Six Months Ended 7/31/2025 (Unaudited)	$10.14	4.41%	1.19% (c)	1.19% (c)	1.77%	3%	$17,424
Year Ended 1/31/2025	$9.88	8.26%	1.19%	1.19% (d)	2.26%	8%	$18,508
Year Ended 1/31/2024	$9.33	6.45%	1.18%	1.18% (d)	2.18%	11%	$21,219
Year Ended 1/31/2023	$9.06	(9.58% )	1.18% (c)	1.18% (c),(d)	0.97%	9%	$25,646
Year Ended 1/31/2022	$10.58	3.66%	1.16% (c)	1.16% (c),(d)	0.66%	18%	$37,844
Year Ended 1/31/2021	$11.11	7.70%	1.24% (c)	1.24% (c),(d)	0.85%	66%	$45,087
Institutional Class
Six Months Ended 7/31/2025 (Unaudited)	$10.13	4.94%	0.19% (c)	0.19% (c)	2.77%	3%	$12,384
Year Ended 1/31/2025	$9.87	9.37%	0.19%	0.19% (d)	3.33%	8%	$13,378
Year Ended 1/31/2024	$9.32	7.54%	0.18%	0.18% (d)	3.21%	11%	$12,188
Year Ended 1/31/2023	$9.05	(8.72% )	0.19% (c)	0.19% (c),(d)	2.01%	9%	$12,809
Year Ended 1/31/2022	$10.58	4.73%	0.16% (c)	0.16% (c),(d)	1.66%	18%	$16,861
Year Ended 1/31/2021	$11.11	8.82%	0.24% (c)	0.24% (c),(d)	1.82%	66%	$16,686
Class R
Six Months Ended 7/31/2025 (Unaudited)	$10.37	4.67%	0.69% (c)	0.69% (c)	2.27%	3%	$1,580
Year Ended 1/31/2025	$10.10	8.84%	0.69%	0.69% (d)	2.81%	8%	$1,674
Year Ended 1/31/2024	$9.53	6.95%	0.68%	0.68% (d)	2.65%	11%	$1,271
Year Ended 1/31/2023	$9.25	(9.11% )	0.69% (c)	0.69% (c),(d)	1.54%	9%	$1,554
Year Ended 1/31/2022	$10.79	4.21%	0.66% (c)	0.66% (c),(d)	1.17%	18%	$1,673
Year Ended 1/31/2021	$11.31	8.21%	0.74% (c)	0.74% (c),(d)	1.48%	66%	$1,625
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Financial Highlights
Columbia Capital Allocation Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2025 (Unaudited)	$10.63	0.11	0.49	0.60	(0.10)	(0.26)	(0.36)
Year Ended 1/31/2025	$9.99	0.28	0.91	1.19	(0.29)	(0.26)	(0.55)
Year Ended 1/31/2024	$9.53	0.26	0.61	0.87	(0.25)	(0.16)	(0.41)
Year Ended 1/31/2023	$11.17	0.16	(1.27)	(1.11)	(0.16)	(0.37)	(0.53)
Year Ended 1/31/2022	$11.91	0.19	0.60	0.79	(0.36)	(1.17)	(1.53)
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Class C
Six Months Ended 7/31/2025 (Unaudited)	$10.50	0.07	0.48	0.55	(0.06)	(0.26)	(0.32)
Year Ended 1/31/2025	$9.87	0.20	0.90	1.10	(0.21)	(0.26)	(0.47)
Year Ended 1/31/2024	$9.42	0.18	0.61	0.79	(0.18)	(0.16)	(0.34)
Year Ended 1/31/2023	$11.05	0.08	(1.25)	(1.17)	(0.09)	(0.37)	(0.46)
Year Ended 1/31/2022	$11.80	0.10	0.59	0.69	(0.27)	(1.17)	(1.44)
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Institutional Class
Six Months Ended 7/31/2025 (Unaudited)	$10.61	0.12	0.49	0.61	(0.11)	(0.26)	(0.37)
Year Ended 1/31/2025	$9.97	0.32	0.89	1.21	(0.31)	(0.26)	(0.57)
Year Ended 1/31/2024	$9.51	0.28	0.62	0.90	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$11.15	0.18	(1.26)	(1.08)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.89	0.23	0.59	0.82	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Institutional 3 Class
Six Months Ended 7/31/2025 (Unaudited)	$10.42	0.13	0.48	0.61	(0.12)	(0.26)	(0.38)
Year Ended 1/31/2025	$9.80	0.30	0.90	1.20	(0.32)	(0.26)	(0.58)
Year Ended 1/31/2024	$9.36	0.27	0.61	0.88	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$10.98	0.18	(1.23)	(1.05)	(0.20)	(0.37)	(0.57)
Year Ended 1/31/2022	$11.74	0.23	0.57	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Financial Highlights (continued)
Columbia Capital Allocation Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2025 (Unaudited)	$10.87	5.74%	0.38%	0.38%	2.12%	3%	$942,430
Year Ended 1/31/2025	$10.63	12.03%	0.38% (c)	0.38% (c),(d)	2.67%	7%	$951,779
Year Ended 1/31/2024	$9.99	9.45%	0.39% (c)	0.39% (c),(d)	2.72%	11%	$979,753
Year Ended 1/31/2023	$9.53	(9.70% )	0.39% (c)	0.39% (c),(d)	1.61%	6%	$1,027,776
Year Ended 1/31/2022	$11.17	6.42%	0.38% (c)	0.38% (c),(d)	1.58%	22%	$1,308,500
Year Ended 1/31/2021	$11.91	11.31%	0.43% (c)	0.43% (c),(d)	1.66%	86%	$1,324,148
Class C
Six Months Ended 7/31/2025 (Unaudited)	$10.73	5.32%	1.13%	1.13%	1.37%	3%	$52,261
Year Ended 1/31/2025	$10.50	11.23%	1.13% (c)	1.13% (c),(d)	1.91%	7%	$55,269
Year Ended 1/31/2024	$9.87	8.63%	1.14% (c)	1.14% (c),(d)	1.95%	11%	$60,822
Year Ended 1/31/2023	$9.42	(10.42% )	1.14% (c)	1.14% (c),(d)	0.85%	6%	$70,538
Year Ended 1/31/2022	$11.05	5.58%	1.13% (c)	1.13% (c),(d)	0.82%	22%	$98,600
Year Ended 1/31/2021	$11.80	10.56%	1.18% (c)	1.18% (c),(d)	0.89%	86%	$110,135
Institutional Class
Six Months Ended 7/31/2025 (Unaudited)	$10.85	5.88%	0.13%	0.13%	2.37%	3%	$27,305
Year Ended 1/31/2025	$10.61	12.33%	0.13% (c)	0.13% (c),(d)	3.08%	7%	$30,537
Year Ended 1/31/2024	$9.97	9.74%	0.14% (c)	0.14% (c),(d)	2.92%	11%	$20,026
Year Ended 1/31/2023	$9.51	(9.48% )	0.14% (c)	0.14% (c),(d)	1.78%	6%	$27,345
Year Ended 1/31/2022	$11.15	6.69%	0.13% (c)	0.13% (c),(d)	1.89%	22%	$62,130
Year Ended 1/31/2021	$11.89	11.51%	0.18% (c)	0.18% (c),(d)	1.91%	86%	$38,386
Institutional 3 Class
Six Months Ended 7/31/2025 (Unaudited)	$10.65	5.92%	0.07%	0.07%	2.43%	3%	$9,391
Year Ended 1/31/2025	$10.42	12.41%	0.07% (c)	0.07% (c)	2.95%	7%	$9,956
Year Ended 1/31/2024	$9.80	9.75%	0.08% (c)	0.08% (c)	2.91%	11%	$13,995
Year Ended 1/31/2023	$9.36	(9.39% )	0.08% (c)	0.08% (c)	1.89%	6%	$29,170
Year Ended 1/31/2022	$10.98	6.66%	0.08% (c)	0.08% (c)	1.92%	22%	$39,786
Year Ended 1/31/2021	$11.74	11.64%	0.12% (c)	0.12% (c)	1.94%	86%	$10,372
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2025 (Unaudited)	$11.96	0.09	0.63	0.72	(0.07)	(0.40)	(0.47)
Year Ended 1/31/2025	$11.09	0.25	1.38	1.63	(0.25)	(0.51)	(0.76)
Year Ended 1/31/2024	$10.41	0.23	0.94	1.17	(0.24)	(0.25)	(0.49)
Year Ended 1/31/2023	$12.27	0.13	(1.38)	(1.25)	(0.14)	(0.47)	(0.61)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Class C
Six Months Ended 7/31/2025 (Unaudited)	$12.00	0.04	0.64	0.68	(0.03)	(0.40)	(0.43)
Year Ended 1/31/2025	$11.12	0.16	1.39	1.55	(0.16)	(0.51)	(0.67)
Year Ended 1/31/2024	$10.44	0.15	0.94	1.09	(0.16)	(0.25)	(0.41)
Year Ended 1/31/2023	$12.30	0.05	(1.38)	(1.33)	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2022	$13.07	0.09	1.04	1.13	(0.32)	(1.58)	(1.90)
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Institutional Class
Six Months Ended 7/31/2025 (Unaudited)	$11.92	0.10	0.64	0.74	(0.09)	(0.40)	(0.49)
Year Ended 1/31/2025	$11.05	0.29	1.37	1.66	(0.28)	(0.51)	(0.79)
Year Ended 1/31/2024	$10.38	0.26	0.92	1.18	(0.26)	(0.25)	(0.51)
Year Ended 1/31/2023	$12.23	0.15	(1.36)	(1.21)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.02	0.22	1.02	1.24	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Institutional 3 Class
Six Months Ended 7/31/2025 (Unaudited)	$11.65	0.10	0.62	0.72	(0.09)	(0.40)	(0.49)
Year Ended 1/31/2025	$10.82	0.27	1.36	1.63	(0.29)	(0.51)	(0.80)
Year Ended 1/31/2024	$10.17	0.25	0.92	1.17	(0.27)	(0.25)	(0.52)
Year Ended 1/31/2023	$12.00	0.15	(1.33)	(1.18)	(0.18)	(0.47)	(0.65)
Year Ended 1/31/2022	$12.80	0.23	1.01	1.24	(0.46)	(1.58)	(2.04)
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Class R
Six Months Ended 7/31/2025 (Unaudited)	$11.95	0.07	0.64	0.71	(0.06)	(0.40)	(0.46)
Year Ended 1/31/2025	$11.08	0.21	1.39	1.60	(0.22)	(0.51)	(0.73)
Year Ended 1/31/2024	$10.40	0.20	0.94	1.14	(0.21)	(0.25)	(0.46)
Year Ended 1/31/2023	$12.25	0.10	(1.37)	(1.27)	(0.11)	(0.47)	(0.58)
Year Ended 1/31/2022	$13.03	0.15	1.03	1.18	(0.38)	(1.58)	(1.96)
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Class S
Six Months Ended 7/31/2025 (Unaudited)	$11.92	0.10	0.64	0.74	(0.09)	(0.40)	(0.49)
Year Ended 1/31/2025(e)	$12.16	0.13	0.08	0.21	(0.12)	(0.33)	(0.45)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Financial Highlights (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2025 (Unaudited)	$12.21	6.15%	0.39%	0.39%	1.48%	3%	$1,517,928
Year Ended 1/31/2025	$11.96	14.97%	0.39% (c)	0.39% (c),(d)	2.14%	8%	$1,511,664
Year Ended 1/31/2024	$11.09	11.52%	0.40% (c)	0.40% (c),(d)	2.21%	11%	$1,470,257
Year Ended 1/31/2023	$10.41	(9.93% )	0.40% (c)	0.40% (c),(d)	1.22%	7%	$1,404,980
Year Ended 1/31/2022	$12.27	9.12%	0.39% (c)	0.39% (c),(d)	1.41%	21%	$1,720,777
Year Ended 1/31/2021	$13.05	12.89%	0.50% (c)	0.50% (c),(d)	1.22%	76%	$1,690,945
Class C
Six Months Ended 7/31/2025 (Unaudited)	$12.25	5.74%	1.14%	1.14%	0.73%	3%	$62,319
Year Ended 1/31/2025	$12.00	14.18%	1.14% (c)	1.14% (c),(d)	1.38%	8%	$65,585
Year Ended 1/31/2024	$11.12	10.66%	1.15% (c)	1.15% (c),(d)	1.44%	11%	$69,736
Year Ended 1/31/2023	$10.44	(10.57% )	1.15% (c)	1.15% (c),(d)	0.46%	7%	$76,449
Year Ended 1/31/2022	$12.30	8.36%	1.14% (c)	1.14% (c),(d)	0.64%	21%	$102,579
Year Ended 1/31/2021	$13.07	12.05%	1.25% (c)	1.25% (c),(d)	0.46%	76%	$116,412
Institutional Class
Six Months Ended 7/31/2025 (Unaudited)	$12.17	6.30%	0.14%	0.14%	1.73%	3%	$109,005
Year Ended 1/31/2025	$11.92	15.31%	0.14% (c)	0.14% (c),(d)	2.49%	8%	$106,287
Year Ended 1/31/2024	$11.05	11.73%	0.16% (c)	0.15% (c),(d)	2.45%	11%	$85,468
Year Ended 1/31/2023	$10.38	(9.65% )	0.15% (c)	0.15% (c),(d)	1.46%	7%	$84,049
Year Ended 1/31/2022	$12.23	9.33%	0.14% (c)	0.14% (c),(d)	1.66%	21%	$106,896
Year Ended 1/31/2021	$13.02	13.21%	0.25% (c)	0.25% (c),(d)	1.48%	76%	$106,491
Institutional 3 Class
Six Months Ended 7/31/2025 (Unaudited)	$11.88	6.32%	0.06%	0.06%	1.81%	3%	$10,554
Year Ended 1/31/2025	$11.65	15.37%	0.06% (c)	0.06% (c)	2.39%	8%	$12,808
Year Ended 1/31/2024	$10.82	11.88%	0.07% (c)	0.07% (c)	2.44%	11%	$21,033
Year Ended 1/31/2023	$10.17	(9.58% )	0.06% (c)	0.06% (c)	1.47%	7%	$36,468
Year Ended 1/31/2022	$12.00	9.50%	0.07% (c)	0.07% (c)	1.74%	21%	$78,836
Year Ended 1/31/2021	$12.80	13.27%	0.16% (c)	0.16% (c)	1.55%	76%	$14,407
Class R
Six Months Ended 7/31/2025 (Unaudited)	$12.20	6.02%	0.64%	0.64%	1.23%	3%	$5,282
Year Ended 1/31/2025	$11.95	14.70%	0.64% (c)	0.64% (c),(d)	1.78%	8%	$4,979
Year Ended 1/31/2024	$11.08	11.25%	0.65% (c)	0.65% (c),(d)	1.95%	11%	$16,369
Year Ended 1/31/2023	$10.40	(10.10% )	0.65% (c)	0.65% (c),(d)	0.97%	7%	$16,756
Year Ended 1/31/2022	$12.25	8.85%	0.65% (c)	0.65% (c),(d)	1.09%	21%	$19,334
Year Ended 1/31/2021	$13.03	12.62%	0.75% (c)	0.75% (c),(d)	0.98%	76%	$5,315
Class S
Six Months Ended 7/31/2025 (Unaudited)	$12.17	6.30%	0.14%	0.14%	1.73%	3%	$8,883
Year Ended 1/31/2025 (e)	$11.92	1.80%	0.14%	0.14%	3.45%	8%	$9,004
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2025 (Unaudited)	$13.35	0.05	0.83	0.88	—	(0.55)	(0.55)
Year Ended 1/31/2025	$11.93	0.21	1.89	2.10	(0.20)	(0.48)	(0.68)
Year Ended 1/31/2024	$11.13	0.22	1.22	1.44	(0.23)	(0.41)	(0.64)
Year Ended 1/31/2023	$13.31	0.10	(1.50)	(1.40)	(0.11)	(0.67)	(0.78)
Year Ended 1/31/2022	$13.49	0.18	1.49	1.67	(0.36)	(1.49)	(1.85)
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Class C
Six Months Ended 7/31/2025 (Unaudited)	$12.82	0.00 (f)	0.79	0.79	—	(0.55)	(0.55)
Year Ended 1/31/2025	$11.48	0.11	1.81	1.92	(0.10)	(0.48)	(0.58)
Year Ended 1/31/2024	$10.73	0.13	1.18	1.31	(0.15)	(0.41)	(0.56)
Year Ended 1/31/2023	$12.85	0.01	(1.43)	(1.42)	(0.03)	(0.67)	(0.70)
Year Ended 1/31/2022	$13.09	0.07	1.43	1.50	(0.25)	(1.49)	(1.74)
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Institutional Class
Six Months Ended 7/31/2025 (Unaudited)	$13.26	0.07	0.82	0.89	—	(0.55)	(0.55)
Year Ended 1/31/2025	$11.85	0.32	1.80	2.12	(0.23)	(0.48)	(0.71)
Year Ended 1/31/2024	$11.06	0.25	1.21	1.46	(0.26)	(0.41)	(0.67)
Year Ended 1/31/2023	$13.23	0.13	(1.49)	(1.36)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.42	0.22	1.48	1.70	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Institutional 3 Class
Six Months Ended 7/31/2025 (Unaudited)	$12.89	0.07	0.79	0.86	—	(0.55)	(0.55)
Year Ended 1/31/2025	$11.53	0.24	1.84	2.08	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2024	$10.78	0.24	1.19	1.43	(0.27)	(0.41)	(0.68)
Year Ended 1/31/2023	$12.92	0.13	(1.45)	(1.32)	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2022	$13.14	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Class R
Six Months Ended 7/31/2025 (Unaudited)	$13.17	0.04	0.81	0.85	—	(0.55)	(0.55)
Year Ended 1/31/2025	$11.77	0.13	1.92	2.05	(0.17)	(0.48)	(0.65)
Year Ended 1/31/2024	$10.99	0.19	1.21	1.40	(0.21)	(0.41)	(0.62)
Year Ended 1/31/2023	$13.15	0.07	(1.48)	(1.41)	(0.08)	(0.67)	(0.75)
Year Ended 1/31/2022	$13.35	0.13	1.48	1.61	(0.32)	(1.49)	(1.81)
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)	(0.62)	(0.77)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Financial Highlights (continued)
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2025 (Unaudited)	$13.68	6.70%	0.38%	0.38%	0.83%	3%	$1,154,529
Year Ended 1/31/2025	$13.35	17.73%	0.39% (c)	0.39% (c),(d)	1.63%	9%	$1,134,906
Year Ended 1/31/2024	$11.93	13.28%	0.41% (c)	0.41% (c),(d)	1.93%	21%	$1,065,223
Year Ended 1/31/2023	$11.13	(10.14% )	0.40% (c)	0.40% (c),(d)	0.88%	8%	$1,038,485
Year Ended 1/31/2022	$13.31	12.14%	0.39% (c)	0.39% (c),(d)	1.27%	14%	$1,264,033
Year Ended 1/31/2021	$13.49	14.61%	0.43% (c),(e)	0.43% (c),(d),(e)	1.22%	74%	$1,214,331
Class C
Six Months Ended 7/31/2025 (Unaudited)	$13.06	6.27%	1.13%	1.13%	0.08%	3%	$62,497
Year Ended 1/31/2025	$12.82	16.86%	1.14% (c)	1.14% (c),(d)	0.88%	9%	$63,506
Year Ended 1/31/2024	$11.48	12.50%	1.16% (c)	1.16% (c),(d)	1.18%	21%	$60,895
Year Ended 1/31/2023	$10.73	(10.78% )	1.15% (c)	1.15% (c),(d)	0.13%	8%	$62,530
Year Ended 1/31/2022	$12.85	11.22%	1.14% (c)	1.14% (c),(d)	0.49%	14%	$80,981
Year Ended 1/31/2021	$13.09	13.73%	1.18% (c),(e)	1.18% (c),(d),(e)	0.40%	74%	$90,213
Institutional Class
Six Months Ended 7/31/2025 (Unaudited)	$13.60	6.82%	0.13%	0.13%	1.08%	3%	$87,426
Year Ended 1/31/2025	$13.26	18.05%	0.14% (c)	0.14% (c),(d)	2.43%	9%	$82,839
Year Ended 1/31/2024	$11.85	13.54%	0.16% (c)	0.16% (c),(d)	2.19%	21%	$31,127
Year Ended 1/31/2023	$11.06	(9.89% )	0.15% (c)	0.15% (c),(d)	1.13%	8%	$32,831
Year Ended 1/31/2022	$13.23	12.40%	0.14% (c)	0.14% (c),(d)	1.54%	14%	$43,713
Year Ended 1/31/2021	$13.42	14.86%	0.17% (c),(e)	0.17% (c),(d),(e)	1.58%	74%	$38,843
Institutional 3 Class
Six Months Ended 7/31/2025 (Unaudited)	$13.20	6.78%	0.06%	0.06%	1.15%	3%	$31,417
Year Ended 1/31/2025	$12.89	18.22%	0.07% (c)	0.07% (c)	1.89%	9%	$31,222
Year Ended 1/31/2024	$11.53	13.61%	0.07% (c)	0.07% (c)	2.17%	21%	$42,488
Year Ended 1/31/2023	$10.78	(9.82% )	0.07% (c)	0.07% (c)	1.18%	8%	$62,454
Year Ended 1/31/2022	$12.92	12.50%	0.08% (c)	0.08% (c)	1.51%	14%	$87,544
Year Ended 1/31/2021	$13.14	14.88%	0.13% (c),(e)	0.13% (c),(e)	1.41%	74%	$12,370
Class R
Six Months Ended 7/31/2025 (Unaudited)	$13.47	6.56%	0.63%	0.63%	0.58%	3%	$1,993
Year Ended 1/31/2025	$13.17	17.52%	0.64% (c)	0.64% (c),(d)	1.02%	9%	$1,856
Year Ended 1/31/2024	$11.77	13.00%	0.66% (c)	0.66% (c),(d)	1.70%	21%	$12,413
Year Ended 1/31/2023	$10.99	(10.36% )	0.65% (c)	0.65% (c),(d)	0.64%	8%	$11,020
Year Ended 1/31/2022	$13.15	11.83%	0.65% (c)	0.65% (c),(d)	0.88%	14%	$12,737
Year Ended 1/31/2021	$13.35	14.23%	0.69% (c),(e)	0.69% (c),(d),(e)	0.70%	74%	$2,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements
July 31, 2025 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Funds’ prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Each Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Total return swap contracts
Each Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	229,244 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	13,780 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	60,465
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	77,833 *
Total		381,322

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	95,020 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	49,646
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	106 *
Total		144,772

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(222,824)	(140,011)	(362,835)
Foreign exchange risk	(54,810)	—	—	(54,810)
Interest rate risk	—	(120,076)	—	(120,076)
Total	(54,810)	(342,900)	(140,011)	(537,721)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	198,170	13,780	211,950
Foreign exchange risk	11,504	—	—	11,504
Interest rate risk	—	159,326	—	159,326
Total	11,504	357,496	13,780	382,780
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	15,081,172
Futures contracts — short	7,015,567

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	86,619	(100,503)
Total return swap contracts	18,824	(29,623)
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	532,489 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	38,364 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	167,026
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	131,248 *
Total		869,127

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	243,152 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	137,126
Total		380,278

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(465,889)	(384,308)	(850,197)
Foreign exchange risk	(150,942)	—	—	(150,942)
Interest rate risk	—	(218,799)	—	(218,799)
Total	(150,942)	(684,688)	(384,308)	(1,219,938)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	445,452	38,364	483,816
Foreign exchange risk	31,145	—	—	31,145
Interest rate risk	—	287,191	—	287,191
Total	31,145	732,643	38,364	802,152
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	33,079,025
Futures contracts — short	16,979,931

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	237,731	(275,917)
Total return swap contracts	51,685	(81,363)
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,593,145 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	142,250 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	614,419
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	28,421 *
Total		3,378,235

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	792,043 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	504,569
Total		1,296,612

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(1,556,517)	(1,406,361)	(2,962,878)
Foreign exchange risk	(549,392)	—	—	(549,392)
Interest rate risk	—	(115,945)	—	(115,945)
Total	(549,392)	(1,672,462)	(1,406,361)	(3,628,215)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	2,384,694	142,250	2,526,944
Foreign exchange risk	114,220	—	—	114,220
Interest rate risk	—	726,539	—	726,539
Total	114,220	3,111,233	142,250	3,367,703
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	132,208,907
Futures contracts — short	64,771,730

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	882,897	(1,023,956)
Total return swap contracts	189,139	(297,708)

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,685,914 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	276,113 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,178,453
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	793,211 *
Total		6,933,691

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,402,429 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	968,095
Total		2,370,524

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(2,136,863)	(2,665,906)	(4,802,769)
Foreign exchange risk	(1,064,249)	—	—	(1,064,249)
Interest rate risk	—	(996,095)	—	(996,095)
Total	(1,064,249)	(3,132,958)	(2,665,906)	(6,863,113)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	4,274,783	276,113	4,550,896
Foreign exchange risk	216,382	—	—	216,382
Interest rate risk	—	1,839,482	—	1,839,482
Total	216,382	6,114,265	276,113	6,606,760
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	219,970,891
Futures contracts — short	116,401,179

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,676,785	(1,942,523)
Total return swap contracts	358,561	(564,303)
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,111,610 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	246,328 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,039,121
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	588,543 *
Total		5,985,602

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,150,604 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	853,795
Total		2,004,399

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(1,390,324)	(2,333,022)	(3,723,346)
Foreign exchange risk	(937,446)	—	—	(937,446)
Interest rate risk	—	(892,003)	—	(892,003)
Total	(937,446)	(2,282,327)	(2,333,022)	(5,552,795)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	3,808,376	246,328	4,054,704
Foreign exchange risk	188,800	—	—	188,800
Interest rate risk	—	1,312,047	—	1,312,047
Total	188,800	5,120,423	246,328	5,555,551
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	177,383,850
Futures contracts — short	103,006,670

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,470,536	(1,703,935)
Total return swap contracts	313,814	(493,840)
Offsetting of assets and liabilities
The following tables present each Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Funds as of July 31, 2025:
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
	Barclays	Citi	Goldman Sachs International	Morgan Stanley	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$-	14,488	-	16,515	18,437	11,025	-	60,465
OTC total return swap contracts (a)	-	-	13,780	-	-	-	-	13,780
Total assets	-	14,488	13,780	16,515	18,437	11,025	-	74,245
Liabilities
Forward foreign currency exchange contracts	18,446	-	-	-	18,419	-	12,781	49,646
Total financial and derivative net assets	(18,446)	14,488	13,780	16,515	18	11,025	(12,781)	24,599
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	$(18,446)	14,488	13,780	16,515	18	11,025	(12,781)	24,599

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Conservative Portfolio
	Barclays	Citi	Goldman Sachs International	Morgan Stanley	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$-	40,018	-	45,575	51,003	30,430	-	167,026
OTC total return swap contracts (a)	-	-	38,364	-	-	-	-	38,364
Total assets	-	40,018	38,364	45,575	51,003	30,430	-	205,390
Liabilities
Forward foreign currency exchange contracts	50,903	-	-	-	50,950	-	35,273	137,126
Total financial and derivative net assets	(50,903)	40,018	38,364	45,575	53	30,430	(35,273)	68,264
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	$(50,903)	40,018	38,364	45,575	53	30,430	(35,273)	68,264

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
	Barclays	Citi	Goldman Sachs International	Morgan Stanley	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$-	147,061	-	167,516	188,017	111,825	-	614,419
OTC total return swap contracts (a)	-	-	142,250	-	-	-	-	142,250
Total assets	-	147,061	142,250	167,516	188,017	111,825	-	756,669
Liabilities
Forward foreign currency exchange contracts	187,091	-	-	-	187,834	-	129,644	504,569
Total financial and derivative net assets	(187,091)	147,061	142,250	167,516	183	111,825	(129,644)	252,100
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	$(187,091)	147,061	142,250	167,516	183	111,825	(129,644)	252,100

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
	Barclays	Citi	Goldman Sachs International	Morgan Stanley	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$-	281,650	-	320,836	361,819	214,148	-	1,178,453
OTC total return swap contracts (a)	-	-	276,113	-	-	-	-	276,113
Total assets	-	281,650	276,113	320,836	361,819	214,148	-	1,454,566
Liabilities
Forward foreign currency exchange contracts	358,331	-	-	-	361,466	-	248,298	968,095
Total financial and derivative net assets	(358,331)	281,650	276,113	320,836	353	214,148	(248,298)	486,471
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	$(358,331)	281,650	276,113	320,836	353	214,148	(248,298)	486,471

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Aggressive Portfolio
	Barclays	Citi	Goldman Sachs International	Morgan Stanley	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$-	248,150	-	282,690	319,603	188,678	-	1,039,121
OTC total return swap contracts (a)	-	-	246,328	-	-	-	-	246,328
Total assets	-	248,150	246,328	282,690	319,603	188,678	-	1,285,449
Liabilities
Forward foreign currency exchange contracts	315,726	-	-	-	319,293	-	218,776	853,795
Total financial and derivative net assets	(315,726)	248,150	246,328	282,690	310	188,678	(218,776)	431,654
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	$(315,726)	248,150	246,328	282,690	310	188,678	(218,776)	431,654

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The annualized effective management services fee rates, based on each Fund’s average daily net assets for the six months ended July 31, 2025 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.08
Columbia Capital Allocation Moderate Conservative Portfolio	0.05
Columbia Capital Allocation Moderate Portfolio	0.03
Columbia Capital Allocation Moderate Aggressive Portfolio	0.03
Columbia Capital Allocation Aggressive Portfolio	0.03
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended July 31, 2025, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	—	—	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.07	0.07	0.07	—	0.07	—
Columbia Capital Allocation Moderate Portfolio	0.07	0.07	0.07	0.01	—	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.09	0.09	0.09	0.01	0.09	0.09
Columbia Capital Allocation Aggressive Portfolio	0.08	0.08	0.08	0.01	0.08	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2025, no minimum account balance fees were charged by the Funds.
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	304,000
Columbia Capital Allocation Moderate Portfolio	1,408,000
Columbia Capital Allocation Aggressive Portfolio	1,897,000
These amounts are based on the most recent information available as of June 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2025, if any, are as follows:
	Front End (%)		CDSC (%)	CDSC (%)	Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Capital Allocation Conservative Portfolio	4.75	—	0.50 - 1.00 (a)	1.00 (b)	20,830	530
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	70,543	1,006
Columbia Capital Allocation Moderate Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	175,283	7,861
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	318,831	2,666
Columbia Capital Allocation Aggressive Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	321,602	2,826

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through May 31, 2026
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Moderate Portfolio	0.54	1.29	0.29	0.23	N/A
Columbia Capital Allocation Aggressive Portfolio	0.54	1.29	0.29	0.22	0.79

	Contractual expense cap June 1, 2025 through May 31, 2026
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.54	1.29	0.29	N/A	N/A	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	0.26	N/A	0.76	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	1.21	0.21	0.14	0.71	0.21

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
	Voluntary expense cap June 1, 2025 through June 30, 2025
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Moderate Portfolio	0.54	1.29	0.29	0.23	N/A
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	0.26	0.19	0.76

	Contractual expense cap prior to June 1, 2025
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.54	1.29	0.29	N/A	N/A	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	1.29	0.29	N/A	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	1.29	0.29	0.23	N/A	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	1.21	0.21	0.13	0.71	0.21
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	0.26	0.19	0.76	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	154,685,000	5,289,000	(10,575,000)	(5,286,000)
Columbia Capital Allocation Moderate Conservative Portfolio	335,688,000	21,243,000	(24,736,000)	(3,493,000)
Columbia Capital Allocation Moderate Portfolio	995,592,000	96,219,000	(66,524,000)	29,695,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,559,241,000	213,655,000	(68,809,000)	144,846,000
Columbia Capital Allocation Aggressive Portfolio	1,107,766,000	227,496,000	(5,588,000)	221,908,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at January 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	(424,878)	(3,664,117)	(4,088,995)

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at January 31, 2025 as arising on February 1, 2025.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Capital Allocation Moderate Aggressive Portfolio	—	159,031
Columbia Capital Allocation Aggressive Portfolio	—	833,899
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended July 31, 2025, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	4,499,708	11,739,279
Columbia Capital Allocation Moderate Conservative Portfolio	8,798,107	22,292,747
Columbia Capital Allocation Moderate Portfolio	26,646,622	86,998,424
Columbia Capital Allocation Moderate Aggressive Portfolio	46,371,702	126,590,671
Columbia Capital Allocation Aggressive Portfolio	37,605,353	91,992,264
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
The Funds did not borrow or lend money under the Interfund Program during the six months ended July 31, 2025.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the six months ended July 31, 2025.
Note 9. Significant risks
Derivatives risk
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At July 31, 2025, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	73.0
Columbia Capital Allocation Moderate Conservative Portfolio	79.7
Columbia Capital Allocation Moderate Portfolio	85.5
Columbia Capital Allocation Moderate Aggressive Portfolio	56.4
Columbia Capital Allocation Aggressive Portfolio	70.0
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting held on August 26, 2025, the Board of Trustees of the Funds approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Funds, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Columbia Capital Allocation Portfolios  | 2025

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, and Columbia Capital Allocation Aggressive Portfolio (each, a Fund, and collectively, the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and the Funds’ performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Management Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•
Terms of the Management Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•
Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

Columbia Capital Allocation Portfolios  | 2025

Approval of Management Agreements (continued)
(Unaudited)
•
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of each of the Management Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks and (iii) the net assets of the Funds. With respect to Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, and Columbia Capital Allocation Moderate Portfolio, the Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. With respect to Columbia Capital Allocation Conservative Portfolio, the Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s investment process) had been taken or were contemplated to help improve the Fund’s performance.
The Board also reviewed a description of the methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each of the Management Agreements.
Columbia Capital Allocation Portfolios  | 2025

Approval of Management Agreements (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that each Fund’s total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Columbia Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the Management Agreements.
Economies of scale
Given that the Funds pay relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each of the Management Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Management Agreements.

Columbia Capital Allocation Portfolios  | 2025

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Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR124_01_R01_(09/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	September 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	September 22, 2025